Group Accounting Policies (Details) - USD ($)		12 Months Ended
	Feb. 02, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2003
Group Accounting Policies
Financial resources		$ 11,100,000,000
Cash balances		6,200,000,000
Undrawn committed bank facilities		4,900,000,000
Borrowings		29,232,000,000	$ 30,781,000,000	$ 20,380,000,000
Intangible assets		$ 39,307,000,000	42,492,000,000	$ 20,947,000,000
Period of time return accruals are based on		12 months
Sales recorded when the Company is the principal in a profit share agreement (as a percentage)		100.00%
Maximum value of underlying asset for low-value leases		$ 5,000
Cumulative translation reserve					$ 0
Entering into new committed bank facilities | February 2023 committed bank facilities
Group Accounting Policies
Notional amount	$ 2,000,000,000.0
Debt instrument term	2 years
Minimum | Buildings
Group Accounting Policies
Asset lives		10 years
Minimum | Plant and equipment
Group Accounting Policies
Asset lives		3 years
Minimum | Motor vehicles
Group Accounting Policies
Asset lives		3 years
Minimum | Other assets
Group Accounting Policies
Asset lives		3 years
Maximum | Buildings
Group Accounting Policies
Asset lives		50 years
Maximum | Plant and equipment
Group Accounting Policies
Asset lives		15 years
Maximum | Motor vehicles
Group Accounting Policies
Asset lives		15 years
Maximum | Other assets
Group Accounting Policies
Asset lives		15 years
Internally generated | Capitalised development expenditure
Group Accounting Policies
Intangible assets			$ 0
Due within one year
Group Accounting Policies
Borrowings		$ 5,500,000,000